Loans - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 54,658	$ 52,435	$ 47,252
Additions (deductions)
Provision for credit losses	5,618	3,221	5,173
Recoveries credited to allowance	2,711	2,798	2,496
Loans charged against the allowance	(3,608)	(3,796)	(2,486)
Balance at end of period	59,379	54,658	52,435
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 59,379	$ 54,658	52,435
Percent of Loans to Total Portfolio Loans	100.00%	100.00%
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 16,724	$ 13,817	11,519
Additions (deductions)
Provision for credit losses	5,903	3,430	1,845
Recoveries credited to allowance	249	531	453
Loans charged against the allowance	(4)	(1,054)	0
Balance at end of period	22,872	16,724	13,817
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 22,872	$ 16,724	13,817
Percent of Loans to Total Portfolio Loans	48.00%	44.30%
Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 21,386	$ 21,633	19,221
Additions (deductions)
Provision for credit losses	922	(445)	2,047
Recoveries credited to allowance	309	352	435
Loans charged against the allowance	(300)	(154)	(70)
Balance at end of period	22,317	21,386	21,633
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 22,317	$ 21,386	21,633
Percent of Loans to Total Portfolio Loans	37.50%	39.20%
Installment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 4,126	$ 4,290	3,749
Additions (deductions)
Provision for credit losses	65	509	1,349
Recoveries credited to allowance	2,153	1,915	1,608
Loans charged against the allowance	(3,304)	(2,588)	(2,416)
Balance at end of period	3,040	4,126	4,290
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 3,040	$ 4,126	4,290
Percent of Loans to Total Portfolio Loans	14.50%	16.50%
Subjective Allocation
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 12,422	$ 12,695	12,763
Additions (deductions)
Provision for credit losses	(1,272)	(273)	(68)
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Balance at end of period	11,150	12,422	12,695
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 11,150	$ 12,422	$ 12,695
Percent of Loans to Total Portfolio Loans	0.00%	0.00%